Related Party Transactions	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Related Party Transactions
9.	RELATED PARTY TRANSACATIONS

During the year ended December 31, 2018, transactions between the Company directors, officers and other related parties were related to compensation matters in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Compensation to the Executive Officers amounted to $1,552,367 for the year ended December 31, 2018 compared to $1,587,667 for the year ended December 31, 2017.

Officers and Directors of the Company control approximately 0.30% of the Company

	December 31, 2018		December 31, 2017
	Number of Shares	%	Number of Shares	%
John Barker	31,714	0.15	23,715	0.19
Martin Bernholtz	—	—	102,383	0.81
David McNally	4,167	0.02	1,667	0.01
Stephen Randall	21,643	0.10	11,910	0.09
John Schellhorn	294	—	294	—
Bruce Wolff	7,610	0.03	2,010	0.02

Total	65,428	0.30	141,979	1.12

Common Shares Outstanding	21,675,849	100%	12,686,723	100%